Retirement Benefit Plans - Pension Costs Recognized in Profit and Loss for Defined Benefit Plans (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	$ 1,048	$ 1,216	$ 2,001
Operating costs [Member]
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	565	725	1,205
Marketing expenses [Member]
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	360	367	603
General and administrative expenses [Member]
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	86	80	121
Research and development expenses [Member]
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	$ 37	$ 44	$ 72